LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM LOANS [Abstract]
Schedule of Loans

	December 31,
	2 0 1 3	2 0 1 2

Loans from banks (1)	666	849
Loans from Other (2)	172	340
	838	1,189

(1)
In May 2010, the Company signed agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks waived approximately $2.4M of the Company's and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd.") debts, and have agreed to the repayment by the Company of $1 million over 5 years and a further $600K over 10 years.

(2)
In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

Schedule of Future Maturities

	December 31,
	2 0 1 3	2 0 1 2

2014	-	351
2015	351	351
2016	183	183
2017 and thereafter	304	304
	838	1,189